Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Research and development	$ (8,553)	$ (338)	$ (296)
General and administration	(6,547)	(108)	(14)
Loss from operations	(15,100)	(446)	(310)
Finance expense	(9)	0	0
Transaction costs from capital contributions	5,907	0	0
Loss before tax	(9,202)	(446)	(310)
Tax charge/(credit)	0	0	0
Loss for the year	(9,202)	(446)	(310)
Items that may be reclassified to profit or loss
Currency translation adjustment	(6,103)	212	(12)
Total comprehensive loss for the year	(15,305)	(234)	(322)
Attributable to owners:
Loss for the year	(9,202)	(446)	(310)
Comprehensive loss for the year	$ (15,305)	$ (234)	$ (322)
Loss per share
Basic loss per share (in dollars per share)	$ (0.211)	$ (0.016)	$ (0.011)
Diluted loss per share (in dollars per share)	$ (0.211)	$ (0.016)	$ (0.011)